Assets pledged - Fair value at the balance sheet date of collateral accepted and re-pledged to others (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets pledged [abstract]
Fair value of securities accepted as collateral	£ 608,412	£ 466,975
Fair value of securities re-pledged/transferred to others	£ 547,637	£ 405,582